Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

John.Falco@troutman.com

January 12, 2021

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	Third Avenue Trust 1933 Act File No. 333-20891 1940 Act File No. 811-08039

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Third Avenue Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust: the Third Avenue International Real Estate Value Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Institutional Class, Investor Class and Z Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of Third Avenue Trust John M. Ford, Esq.